FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable and other [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 4,814	$ 2,195
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(2,469)	(429)
Net amount of financial instruments in Consolidated Balance Sheets	2,345	1,766
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	5,037	4,379
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(2,452)	(351)
Net amount of financial instruments in Consolidated Balance Sheets	$ 2,585	$ 4,028